Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subscriptions And Withdrawals Of Interests

	Total Index Series		Agricultural Sector Series		Total RICI® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$-	$1,208,466	$-	$128,880	$-	$1,337,346
February	533,000	1,709,115	-	31,010	533,000	1,740,125
March	19,140,000	10,931,466	-	3,584,588	19,140,000	14,516,054

Total	$19,673,000	$8,013,885	$-	$3,424,699	$19,673,000	$11,438,584